Business Combinations and Disposals - Discontinued Operations (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 01, 2025 MXN ($)	Nov. 01, 2024 MXN ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares			$ 422	[1]	$ 7,598	$ 0	$ 133,222
Results for the period, net of tax			(83)	[2]	(1,498)	(993)	(406)
Total income taxes					19,956	27,389	27,290
Gain on sale of shares reclassified to discontinued operations			$ 87	[2]	1,574	115	32,238
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total income taxes					96	1,956	14,319
Gain on sale of shares reclassified to discontinued operations					1,574	115	32,238
Discontinued operations | Imbera and Torrey
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares		$ 8,172				8,172
Cost of sale of shares						5,063
Gross profit						3,109
Expenses related to the sale						(65)
Foreign exchange loss of the equity method						(1,755)
Employee benefits						(21)
Profit (loss) from operating activities						(1,776)
Share of profit (loss) from equity method investments						3,238
Gain on revaluation at fair value of the shares		$ 4,165
Cancellation of deferred tax asset related to the investment						(195)
Tax paid on the sale of shares						536
Total income taxes						(341)
Gain on sale of shares reclassified to discontinued operations						4,165
Discontinued operations | Solistica
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares	$ 4,042				7,075
Cost of sale of shares					5,622
Write off of intangible asset					466
Gross profit					987
Gains (losses) on the remeasurement of the value of derivative instruments					(1)
Employee benefits					(52)
Cumulative Translation Adjustment					260
Profit (loss) from operating activities					207
Share of profit (loss) from equity method investments					380
Gain on revaluation at fair value of the shares	$ 1,574
Gain on sale of shares reclassified to discontinued operations					1,574
Discontinued operations | Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares							133,222
Cost of sale of shares							106,273
Gross profit							26,949
Expenses related to the sale							(430)
Foreign exchange loss of the equity method							(9,235)
Gains (losses) on the remeasurement of the value of derivative instruments							738
Employee benefits							(1,247)
Cancellation effects of hedge of foreign net investment							5,763
Profit (loss) from operating activities							(3,981)
Results for the period, net of tax							619
Foreign exchange of the period							(2,141)
Share of profit (loss) from equity method investments							(1,523)
Gain on revaluation at fair value of the shares							26,820
Cancellation of deferred tax asset related to the investment							(4,134)
Tax paid on the sale of shares							(10,697)
Gain on sale of shares reclassified to discontinued operations					$ 0	$ 0	$ 33,003

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4